PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
11.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings	170,002	376,858	60,490
Medical equipment	952,579	1,138,927	182,810
Electronic and office equipment	5,200	34,717	5,572
Motor vehicles	941	3,838	616
Leasehold improvement and building improvement	5,400	5,635	905
Construction in progress	146,894	247,708	39,760

Total	1,281,016	1,807,683	290,153
Less: accumulated depreciation	(209,134)	(281,584)	(45,197)

	1,071,882	1,526,099	244,956

Less: impairment	(3,179)	(3,179)	(510)

	1,068,703	1,522,920	244,446

Depreciation expenses were approximately RMB82,889, RMB94,837 and RMB119,919 (US$19,248) for the years ended December 31, 2010, 2011 and 2012, respectively.

As at December 31, 2011 and 2012, certain of the Group's property, plant and equipment with a net book value of RMB171,313 and RMB205,321 (US$32,956) were pledged as security for bank borrowings of RMB32,933 and RMB136,743 (US$21,949), respectively.

As at December 31, 2011 and 2012, the Group held equipment under operating lease contracts with customers with an original cost of RMB948,078 and RMB949,678 (US$152,434) and accumulated depreciation of RMB187,776 and RMB233,539 (US$37,486), respectively.

During the year ended December 31, 2011, the Group identified impairment indicators such as insufficient gross margin in certain medical equipment leasing arrangements and with respect to a piece of medical equipment not currently in use. It was assessed that the future undiscounted cash flows for the equipment would be lower than its carrying amount. The Group assessed the fair value of the equipment by reference to the market value for similar assets and recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to RMB3,179. The impairment charges are included in the caption of "Asset impairment" in the consolidated statements of comprehensive income.